497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 29, 2010 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). Those materials are herein incorporated by reference. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.


PARTIAL ANNUITIZATION

Beginning January 1, 2011 partial annuitization of nonqualified deferred annuity contracts is permitted if the partial annuity payout is either life-contingent or for a period certain of at least ten years. We require you to elect partial annuitization on the form we specify.

EFFECT OF PARTIAL WITHDRAWALS ON GUARANTEED BENEFITS. If guaranteed benefits are available under your contract and you elected one or more, you may not partially annuitize any guaranteed benefit. We will treat any partial annuitization as a withdrawal. Amounts withdrawn from your contract for a partial annuitization are withdrawn in the same manner as any amount withdrawn from your contract. This means that a partial annuitization will reduce your guaranteed benefit(s) and corresponding benefit base(s) in the same manner as described in your Prospectus. If applicable, amounts withdrawn for a partial annuitization will be subject to withdrawal charges.

TAX INFORMATION RELATED TO PARTIAL ANNUITIZATION. The tax features regarding annuitization, as discussed in your Prospectus, generally apply. Partial annuitization results in your contract being treated as two or more separate contracts, each with its own annuity starting date and investment in the contract (basis). Multiple or serial partial annuitizations are permitted as long as some part of the contract remains in deferred status. The non-annuitized portion of the contract remains in deferred status, with its annuity starting date in the future. Until the basis allocable to the partial annuity payout is fully recovered, part of each payment under the partial annuity payout is excluded from income as a recovery of basis, with the remainder of each payment included in ordinary income. The basis allocable to the partial annuity payout as of the annuity starting date for the payout is calculated with reference to the relative values of the amount applied to the partial annuity payout and the amount retained in deferred status. If you choose a period certain payout of at least ten years and you are under age 59-1/2, an early distribution penalty may apply. See the tax section in your Prospectus.









   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC,
                          1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



146238 (1/11)                                                    IM-01-30 (1/11)
NB/IF (AR)                                                                x03428

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 29, 2010 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

CERTAIN CHANGES TO THE "FREE LOOK" PERIOD AND WITHDRAWAL CHARGES IN THE STATE OF FLORIDA

As of January 1, 2011, the following information is added to the state table under the "Appendix -- State contract availability and/or variations of certain features and benefits" in the state of Florida in your Prospectus:

------------------------------------------------------------------------------------------------------------------
State     Features and Benefits                                  Availability or Variation
------------------------------------------------------------------------------------------------------------------
Florida   See "Your right to cancel within a certain number of   If you reside in the state of Florida and you are
          days" in "Contract features and benefits"              age 65 and older at the time the contract is
                                                                 issued, you may cancel your variable annuity
                                                                 contract and return it to us within 21 days from
                                                                 the date that you receive it. You will receive an
                                                                 unconditional refund equal to the cash surrender
                                                                 value provided in the annuity contract, plus any
                                                                 fees or charges deducted from the contributions
                                                                 or imposed under the contract.

                                                                 If you reside in the state of Florida and you are
                                                                 age 64 or younger at the time the contract is
                                                                 issued, you may cancel your variable annuity
                                                                 contract and return it to us within 14 days from
                                                                 the date that you receive it. You will receive an
                                                                 unconditional refund equal to your contributions,
                                                                 including any contract fees or charges.

          See "Withdrawal charge" in "Charges and expenses"      If you are age 65 and older at the time your
                                                                 contract is issued, the applicable withdrawal
                                                                 charge will not exceed 10% of the amount
                                                                 withdrawn. In addition, no charge will apply after
                                                                 the end of the 10th contract year or 10 years
                                                                 after a contribution is made, whichever is later.

------------------------------------------------------------------------------------------------------------------





     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

              Copyright 2010 AXA Equitable Life Insurance Company.
                              All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

IM-12-35 (12/10)
NB (FL only) Accum 9.0 Series, SCS, RC1, EV-200
Corp & Keough Trusteed, 201 TSA&EDC,                        Cat. #146244 (12/10)
300 SEP/SARSEP IRA, 400 SIMPLE IRA, 701, 801,                             x03437
900 TSA Vantage, 900, 901